Fees Summary	Dec. 02, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $19,928,470.00.
Narrative - Max Aggregate Offering Price	$ 19,928,470.00